Segment Reporting - Additional Information (Details)	Dec. 31, 2021 terminal vessel	Dec. 31, 2019 vessel
Segment Reporting Information [Line Items]
Number of terminals | terminal	1
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Number of vessels	47
Number of terminals | terminal	1
Liquefied natural gas segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	25
Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Number of vessels	28
Liquefied Petroleum Gas Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	21
Conventional Tankers Segment
Segment Reporting Information [Line Items]
Number of vessels		2